RESTRICTED NET ASSETS - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RESTRICTED NET ASSETS
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	¥ 110,705	¥ 115,751